Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 290,051	¥ 235,567
Equity instruments at fair value through other comprehensive income		5,246,873	4,548,608
Debt instruments at fair value through other comprehensive income		28,545,806	22,811,423
Total investment securities		34,082,730	27,595,598
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		212,195	165,593
Debt instruments at fair value through other comprehensive income		11,500,722	11,610,961
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		78,556	72,549
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		128,649	93,044
Domestic [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		4,990
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		9,512,127	9,576,298
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,077,443	1,087,625
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		910,839	946,726
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		313	312
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		77,856	69,974
Debt instruments at fair value through other comprehensive income		17,045,084	11,200,462
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	[1]	72,689	68,121
Foreign [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		1,926
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		3,241	1,853
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		9,825,401	5,232,456
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	3,416,633	2,991,272
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		3,151,857	2,379,250
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		651,193	597,484
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		4,071,827	3,587,964
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 1,175,046	¥ 960,644

[1]	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.